Income taxes - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax rate	25.00%	25.00%	25.00%
Favourable statutory tax rate		15.00%	15.00%
Percentage of research and development expenses entitled to claim tax deductible expenses	175.00%
Operating loss carry forwards	¥ 2,493,643,064	¥ 2,463,119,437
Withholding income tax for dividends, which arise from profits of foreign invested enterprises	10.00%
Threshold ownership percentage for reduction in withholding tax rate	25.00%
Minimum [Member]
Withholding tax rate is reduced to (for foreign investor qualifies as the beneficial owner)	5.00%
Maximum [Member]
Withholding tax rate is reduced to (for foreign investor qualifies as the beneficial owner)	10.00%
Inland Revenue, Hong Kong [Member]
Tax rate	16.50%
State Administration of Taxation, China [Member]
Tax rate	25.00%
Tax liability limitation threshold	¥ 100,000